Label	Element	Value
Schwab Health Care Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Supplement dated March 31, 2026, to the funds’ currently effective Statutory Prospectus

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and should be read in conjunction with this document.

Effective on or about March 31, 2026, the funds’ Statutory Prospectus will be revised as follows:

6. Schwab Health Care Fund - In the Fund Summary, under the header “Principal Investment Strategies” section: The last sentence of the fourth paragraph is hereby deleted in its entirety and replaced with the following:

For more information on Schwab Equity Ratings and Schwab Equity Ratings International, please see the “More About Schwab Asset Management’s Research” section in the prospectus.

Risk/Return [Heading]	oef_RiskReturnHeading	Schwab® Health Care Fund